Newbuildings - Summary Of Newbuildings (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total Newbuildings	$ 249	$ 248
Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Total Newbuildings	$ 249	$ 248